Consolidated Statements of Equity (Parenthetical) (Distributions to Stockholders, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distributions to Stockholders
Distributions declared, per share	$ 0.55	$ 0	$ 0.875